Income Taxes (Tables)	9 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

Total Deferred Tax Asset	$1,887,000
Valuation allowance	(1,887,000)
Net deferred tax asset	$0

Reconciliation of Effective Income Tax Rate

Income tax computed at the federal statutory rate	34%
Valuation allowance	(34%)
Total deferred tax asset	0%